Issued capital, Summary (Details) - USD ($)			12 Months Ended
	Nov. 17, 2021	Nov. 16, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Sep. 23, 2022
Committed Equity Facility [Abstract]
Proceeds from issue of ordinary shares	$ 231,538,468
Initial Public offering [Abstract]
Proceeds from IPO offering (net of underwriting fees)			$ 0	$ 215,331,000	$ 0
Conversion of hybrid financial instruments [Abstract]
Conversion of hybrid financial instruments				$ 695,383,000
Ordinary Shares [Member]
Ordinary shares [Abstract]
Par value per share (in dollars per share)			$ 0
Committed Equity Facility [Abstract]
Shares issued (in shares)	8,269,231
Initial Public offering [Abstract]
IPO listed shares (in shares)	55,036,108
Shares issued (in shares)	8,269,231
Offering price (in dollars per share)	$ 28
Proceeds from IPO offering (net of underwriting fees)	$ 215,331,000
Conversion of hybrid financial instruments [Abstract]
Conversion of hybrid financial instruments (in shares)		24,835,118
Conversion of hybrid financial instruments		$ 695,383,000
Conversion of hybrid financial instruments (in dollars per share)		$ 28
Outstanding convertible instruments (in shares)			0	0
Loan-funded shares [Abstract]
Number of restricted shares issued (in shares)			1,954,049	1,954,049
Number of shares outstanding (in shares)			66,701,526	54,982,916
Ordinary Shares [Member] | B. Riley Principal Capital II, LLC [Member]
Committed Equity Facility [Abstract]
Term of option agreement to sell ordinary shares			2 years
Shares issued (in shares)			11,454,324
Proceeds from issue of ordinary shares			$ 41,581,000
Additional gross proceeds from issue of ordinary shares			$ 1,802,000
Additional shares issued (in shares)			388,845
Initial Public offering [Abstract]
Shares issued (in shares)			11,454,324
Ordinary Shares [Member] | Maximum [Member] | B. Riley Principal Capital II, LLC [Member]
Committed Equity Facility [Abstract]
Maximum value of shares to be issued under share sale option agreement (in shares)						100,000,000